Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
Summary of Maturity Profile of the Contractual Cash Flow

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at December 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$10,600,080	$-	$-	$10,600,080
Loans payable	145,866	20,689	-	166,555
Lease liability	4,807	4,807	-	9,614
RSU obligation	295,747	-	-	295,747
Derivative liability	-	4,827	-	4,827
Total liabilities	$11,046,500	$30,323	$-	$11,076,823

As at December 31, 2021	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$852,481	$-	$-	$852,481
Loans payable	630,534	18,513	-	649,047
Lease liability	6,732	13,464	-	20,196
Derivative liability	-	472,899	-	472,899
Total liabilities	$1,489,747	$504,876	$-	$1,994,623